Investments in Associates and Joint Ventures - Summary of Financial Information of Individually Immaterial Joint Investments in Joint Ventures (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures [Line Items]
Other comprehensive income	₱ 1,767	₱ (4,290)	₱ (6,182)
TOTAL COMPREHENSIVE INCOME	25,897	20,290	16,604
Aggregated individually immaterial joint ventures [member]
Disclosure Of Joint Ventures [Line Items]
Revenues	754	166	367
Net income	13	320	200
TOTAL COMPREHENSIVE INCOME	₱ 13	₱ 320	₱ 200